Private Placement - Additional Information (Detail) - USD ($)		3 Months Ended
	Nov. 19, 2020	Dec. 31, 2020
Proceeds from issuance of private placement	$ 7,520,000	$ 7,520,000
Private Placement Warrants [Member]
Stock issued during period shares new issues	752,000
Proceeds from issuance of private placement	$ 7,520,000
Sale of stock issue price per share	$ 10.00